Equity Incentive Plan (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Option Indexed to Issuer's Equity [Line Items]
Schedule of fair values of stock options granted and assumptions used for the Black-Scholes-Merton option pricing model

	Three Months Ended		Nine Months Ended
	September 30, 2014	September 30, 2013	September 30, 2014	September 30, 2013
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Stock-based compensation costs included in:
Cost of revenue	$5,510	$2,109	$9,256	$(270)
Sales and marketing expenses	17,944	6,744	21,961	64,076
Research and development expenses	9,628	(2,355)	13,007	42,301
General and administrative expenses	35,049	80,530	107,350	516,294
Total stock-based compensation expense	$68,131	$87,028	$151,574	$622,401

Employee stock options
Option Indexed to Issuer's Equity [Line Items]
Schedule of fair values of stock options granted and assumptions used for the Black-Scholes-Merton option pricing model

	2013	2012

Estimated Fair Value	$306,189	$158,265
Options Granted	330,470	67,000

Expected Term	3 Years	3 Years
Expected Dividend	0%	0%
Volatility	30 – 33%	32 – 39%
Risk Free Interest Rate	0.3 – 0.9%	0.3 – 0.4%

Summary of stock option activity

	Number of Options	Weighted Avg. Exercise Price		Weighted Remaining Contractual Life (Years)	Intrinsic Value

Balance, December 31, 2012	614,042	$6.00
Granted	330,470	4.13
Exercised	(30,000)	.80
Forfeited or Expired	(86,969)	4.55
Balance, December 31, 2013	827,543	3.49	*	2.81	$423,000
Exercisable at December 31, 2013	680,376	3.38	*	2.76	423,000

* Reflects the February 2013 exercise price adjustment.

Summary of nonvested stock options

	Number of Options	Weighted Avg. Grant Date Fair Value

Balance, December 31, 2012	236,666	$2.60
Granted	330,470	0.93
Vested	(375,167)	1.42
Forfeited	(44,802)	2.05
Balance, December 31, 2013	147,167	2.09